GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of goodwill

(in thousands of $)	Goodwill	Accumulated impairment losses	Net carrying value
Balance as of December 31, 2014	—	—	—
Acquired on the Merger	225,273	—
Balance as of December 31, 2016 and 2015	225,273	—	225,273
Impairment loss	—	(112,821)
Balance as of December 31, 2017	225,273	(112,821)	112,452